Stockholders' Equity Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended
	May 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Proceeds from Issuance of common stock and warrants		$ 17,358	$ 0
Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued		54,323,980		54,517,785	58,862,574
Class B [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued		49,368,701		41,100,307	32,328,809
SAP Technologies, Inc. [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.91
SAP Technologies, Inc. [Member] | Class B [Member]
Class of Stock [Line Items]
Shares issued during the period	4,700,000
Number of Securities Called by Warrants or Rights (in shares)	1,900,000